FOR TAX-FREE INCOME

DELAWARE GROUP

National Tax-Free Funds

1997
Semi-Annual Report

professional management

service and guidance

goals

Tax-Free USA Fund

Tax-Free Insured Fund

Tax-Free USA Intermediate Fund


(Photo of bridge, buildings and airport)
                 LOGO

--------------------------------------------------------------------------------
MARCH 24, 1997

Dear Shareholder:
I write to you at a fortuitous moment in Delaware Group's history as a municipal bond manager - a time of change, challenge and growth.
        On January 1, 1997, Mitchell Conery, a veteran municipal bond manager in New York, joined Delaware as co-manager of our three national tax-free funds. He works with Patrick P. Coyne, who has managed bonds at Delaware for nearly seven years.
        As you'll see on page 2, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund both outperformed the average of their peers for the six months ended February 28, 1997. Tax-Free USA Fund's results were a significant improvement over the Fund's returns during fiscal 1996.

IN THE COMING YEARS, WE BELIEVE IT WILL BECOME MORE IMPORTANT THAN EVER TO CONSIDER THE IMPACT OF TAXES ON THE PERFORMANCE OF AN INVESTMENT PORTFOLIO.

        In February, Delaware's parent company, Lincoln National Corp., announced plans to acquire the Minneapolis-based Voyageur family of funds, which includes many single-state, tax-exempt funds and a high-yield national tax-exempt fund. If approved by Voyageur's shareholders, this transaction would more than double Delaware's municipal bond assets under management to more than $5 billion.
        The purchase will not affect the three funds discussed in this report. However, we believe our expansion may interest you. It expresses our confidence in the potential of this asset class, and illustrates Delaware's commitment to help investors maximize tax-exempt income.

                      (Photo of glasses, pen and keyboard)
                                    GRAPHIC

        We view the municipal bond market's long-term prospects as very attractive. However, the balance of fiscal 1997 could be challenging. In our opinion, it is more likely than not that the Federal Reserve Board will continue to raise interest rates modestly in the months ahead to prevent higher inflation.
        We are encouraged by the fact that municipal bond prices have been stronger than U.S. Treasuries since August. We believe this pattern has the potential to continue since municipal bond credit quality remains high and major changes in tax law are unlikely. Inside, Mr. Coyne and Mr. Conery review each Fund's performance and outline their approach for the coming months.

2                          1997 semi-annual report

TOTAL RETURN AND YIELD

---------------------------------------------------------------------------------------------------------------
                                                                Total Return                30-Day Yield
---------------------------------------------------------------------------------------------------------------
                                                             Six Months Ended                  As of
                                                             February 28, 1997            February 28, 1997
Tax-Free USA Fund A Class                                         +4.17%                     4.97%
Lehman Brothers Municipal Bond Index                              +5.13%                     5.16%
Lipper Municipal Debt Fund Average (234 funds)                    +4.79%                     4.63%
---------------------------------------------------------------------------------------------------------------
Tax-Free Insured Fund A Class                                     +4.64%                     4.49%
Lehman Brothers Insured Bond Index                                +5.25%                     5.19%
Lipper Insured Municipal Debt Fund Average (51 funds)             +4.48%                     4.32%
---------------------------------------------------------------------------------------------------------------
Tax-Free USA Intermediate Fund A Class                            +4.06%                     4.23%
Merrill Lynch Three-to-Seven Year Municipal Bond Index            +3.60%                     4.54%
Lipper Intermediate Municipal Debt Average (144 funds)            +3.98%                     4.13%
---------------------------------------------------------------------------------------------------------------

ALL PERFORMANCE QUOTED ABOVE IS BASED ON NET ASSET VALUE. PERFORMANCE FOR ALL CLASSES OF THE THREE FUNDS ABOVE CAN BE FOUND ON PAGES 9 AND 10. YIELDS CALCULATED ACCORDING TO SECURITIES AND EXCHANGE COMMISSION GUIDELINES. B AND C CLASS 30-DAY CURRENT YIELDS WERE, RESPECTIVELY, 4.47% FOR TAX-FREE USA FUND; 3.97% FOR TAX-FREE INSURED FUND AND 3.48% FOR TAX-FREE USA INTERMEDIATE FUND.


        As our nation's leaders grapple with issues such as Social Security and Medicare reform and states take on a greater role in managing social and public works programs, we believe it will become more important than ever to consider the impact of taxes on the performance of an investment portfolio.
        Twenty years ago, when Delaware offered its first municipal bond fund, federal taxpayers were able to take deductions on their tax returns that cannot be taken today. Among these were:
o Interest on student and consumer loans;
o More extensive job-related moving expenses;
o Sales and gasoline taxes; and,
o A portion of dividend income.
        Despite promises of tax relief since the 1996 election, our country's long-term demographic and social trends suggest that the path to the 21st century may be a toll road of higher taxes on wages and investment income. In our opinion, the income from municipal bonds and the tax-free compounding of such income over time has the potential to help heavily taxed investors reach their financial goals more quickly than investing in some asset classes that generate taxable income.
        On behalf of Delaware, I would like to thank you for your continued confidence.

                                 current income
Sincerely,

/s/ Wayne A. Stork
-----------------------------------------------
Wayne A. Stork
CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER


                             1997 semi-annual report                          3

Portfolio Managers' Review

Since August, municipal bond investors have had to sort through a lot of rhetorical and statistical noise. First, the fall federal elections prompted speculation about possible changes in tax policy. Second, municipalities began to assess the impact of a new welfare reform law. Finally, U.S. government indicators offered inconclusive clues to the future course of inflation and economic growth.
        The Lehman Brothers Municipal Index rose +5.13% for the six months ended February 28, 1997, about 30 basis points (0.3%) more than the Lehman Brothers Treasury Index, which consists of intermediate and long-term Treasury bonds.
        Part of the reason why municipal bonds did well was that the federal flat tax idea died for lack of support. Investors generally concluded that our nation's leaders were unlikely to advocate tax changes that would affect the attractiveness of municipal bonds.

NEW BOND SUPPLIES REMAINED MODEST
In calendar 1996, the amount of new tax-exempt securities issued by states and municipalities rose 14%, the first increase since 1993. Still, the annual volume of new bonds coming to market was more than $100 billion less than a few years ago. Modest supplies can help support bond prices if investor demand remains steady or increases.

CREDIT QUALITY WAS STRONG
More than 200 municipalities had their bonds' credit rating upgraded during calendar 1996, according to Moody's Investors Services. Less than half as many had their debt downgraded. This shows many states and cities remain financially sound.

PORTFOLIO CHARACTERISTICS
-------------------------------------------------------------------------------
                                          August 31, 1996     February 28, 1997
-------------------------------------------------------------------------------
Tax-Free USA Fund
        Average Effective Maturity             12 years          11.9 years
        Average Effective Duration            6.9 years           6.7 years
        Average Quality                           AA                  AA
-------------------------------------------------------------------------------
Tax-Free Insured Fund
        Average Effective Maturity          13.5 years           11.3 years
        Average Effective Duration           7.7 years            7.0 years
        Average Quality                           AAA                   AAA
-------------------------------------------------------------------------------
Tax-Free USA Intermediate Fund
        Average Effective Maturity           5.6 years            4.9 years
        Average Effective Duration           4.6 years            4.1 years
        Average Quality                           AA                  AA



4                            1997 semi-annual report

CREDIT QUALITY OF TAX-FREE USA FUND'S PORTFOLIO
--------------------------------------------------------------------------------
February 28, 1997

                                       TAX-FREE USA FUND
                                       Top Five States (February 28, 1997)
                                       --------------------------------------------------------------
                                       State                               Percent of Net Assets
                                       --------------------------------------------------------------
                                       Florida                                    9.3%
AAA         37%                        Massachusetts                              8.7%
AA          14%                        Texas                                      6.7%
A           14%                        Pennsylvania                               6.7%
BBB         21%                        Louisiana                                  5.4%
BB          14%
Non-rated   14%                        NEARLY TWO-THIRDS OF THE BONDS IN YOUR FUND'S PORTFOLIO WERE RATED A OR
                                       BETTER BY STANDARD & POOR'S AS OF FEBRUARY 28.

Investment Strategy

TAX-FREE USA FUND
Since August, we've slightly reduced Tax-Free USA Fund's sensitivity to interest rate changes by modestly reducing the Fund's average effective duration. Generally, we strive to approximate the effective duration of our benchmark, the Lehman Brothers Municipal Bond Index. This measure stood at 7.2 years as of February 28, compared to 6.7 years for the Fund.
        Should interest rates rise further in 1997, our positioning may help preserve principal to a greater degree than more aggressive investment strategies.
        Your Fund remains broadly diversified across 34 states and a dozen different sectors of the municipal bond market. In recent months, we have been increasing our holdings of California toll road bonds and decreasing our holdings of electric utility bonds nationwide.
        Tax-Free USA Fund also invests a small portion of net assets in non-rated bonds. These bonds tend to pay higher rates of interest, and have historically offered an attractive risk/reward.
        Unfortunately, we own unrated bond issues of two paper recycling plants in Massachusetts and West Virginia that have fared poorly. Your Fund's results relative to its peers suffered in fiscal 1996 as a result of financial problems at these paper plants, and though these bonds represented just 3.5% of the Fund's net assets as of February 28, 1997, they remained a drag on our overall returns for the first half of fiscal 1997. We are taking legal steps that we believe will enable us to dispose of these securities at a reasonable price in the coming months.

                                   discipline

                             1997 semi-annual report                          5

TAX-FREE INSURED FUND
Employing national diversification and high coupon strategies similar to Tax-Free USA Fund, Tax-Free Insured Fund invests primarily in municipal bonds protected by private insurance guaranteeing the payment of principal and interest when due.
        Overall, the financial health of the municipal bond market was quite sound during the past fiscal year. Insurance companies guaranteed 43% of all bonds issued during 1996. Rating services' credit quality upgrades have also substantially outnumbered downgrades.
        During the first half of fiscal 1997, Tax-Free Insured Fund outperformed Tax-Free USA Fund, primarily because Tax-Free Insured Fund had a very large percentage of very high-quality securities in its portfolio. Typically, bonds rated AAA enjoy greater amounts of price appreciation than lower rated securities when interest rates fall. Tax-Free Insured Fund also outperformed the average of its peers during the first half of fiscal 1997.
        Since August, we have reduced the Fund's duration slightly to seven years and we expect to maintain this positioning for the balance of the year. We believe there are attractive income opportunities in insured hospital bonds and have been selectively adding to our holdings in this sector. In our opinion, prices have been temporarily depressed because of concern about the effect of Medicare reform.

CREDIT QUALITY OF TAX-FREE INSURED FUND'S PORTFOLIO
--------------------------------------------------------------------------------
February 28, 1997

                                 TAX-FREE INSURED FUND
                                 Top Five States (February 28, 1997)
                                  -------------------------------------------------------------
INSERT CHART HERE
Plot Points:                      State                               Percent of Net Assets
                                  -------------------------------------------------------------
AAA         84%                   Illinois                                   22.4%
AA           6%                   Massachusetts                              11.7%
BBB          8%                   Pennsylvania                               10.3%
Non-rated    2%                   New Jersey                                  8.2%
                                  Ohio                                        8.1%

                                  NINE OUT OF EVERY 10 BONDS IN YOUR FUND'S
                                  PORTFOLIO WERE RATED A OR BETTER BY STANDARD &
                                  POOR'S AS OF FEBRUARY 28, 1997.

6                            1997 semi-annual report

TAX-FREE USA
INTERMEDIATE FUND
Since August, intermediate-term municipal bonds have offered a high percentage of the tax-free income available from very long-term bonds with considerably less risk from interest rate fluctuations. This enabled the Fund to outperform both its unmanaged benchmark index and the average of its peers as shown on page 3 for the six months ended February 28, 1997.

BY MAINTAINING AN EFFECTIVE DURATION OF SLIGHTLY LESS THAN FIVE YEARS, TAX-FREE USA INTERMEDIATE FUND PROVIDED GREATER INCOME AND MORE PRICE STABILITY THAN A PORTFOLIO OF LONGER TERM BONDS.

        The Fund's effective duration was more than two years shorter than that of the Merrill Lynch Three-to-Seven-Year Municipal Bond Index. We believe this strategy can help preserve principal during periods when bond prices decline, with only a modest reduction in income potential. During the first half of fiscal 1997, the yield difference between five- and seven-year securities was relatively narrow.


CREDIT QUALITY OF TAX-FREE USA INTERMEDIATE FUND'S PORTFOLIO
--------------------------------------------------------------------------------
February 28, 1997

                                  TAX-FREE USA INTERMEDIATE FUND
                                  Top Five States (February 28, 1997)
                                  ---------------------------------------------------------------------
                                  State                                   Percent of Net Assets
                                  ---------------------------------------------------------------------
AAA           59%                 Pennsylvania                                    23.9%
AA            12%                 Oregon                                           5.6%
A              2%                 Michigan                                         8.5%
BBB           20%                 Missouri                                        10.4%
Non-rated      4%                 South Carolina                                   6.9%

                                  MORE THAN TWO-THIRDS OF THE BONDS IN YOUR
                                  FUND'S PORTFOLIO WERE RATED AA OR BETTER BY
                                  STANDARD & POOR'S AS OF FEBRUARY 28, 1997.

                             1997 semi-annual report                          7

OUTLOOK
The balance of fiscal 1997 may well be a period of uncertainty for bonds. In our opinion, bond investors could remain preoccupied with Federal Reserve Board chairman Alan Greenspan's ongoing concerns about equity market speculation and how the strength of the U.S. economy might affect inflation trends. We believe interest rates on long-term U.S. Treasuries may move slightly higher.

                                     outlook

        The silver lining in this however, is that municipal bonds have tended to perform relatively well compared to other investment grade bonds in the face of moderately higher interest rates. Also, the municipal bond market is no longer affected by the possibility of changes in tax law that would put tax-exempt securities at a disadvantage.
        This is clearly a promising development that bodes well for the future. We believe municipalities will continue to need private investors to fund operations, refinance debt and make capital improvements. To maximize income and preserve principal, each of our funds will continue to focus on states with healthy tax bases and prudent fiscal management.



Patrick P. Coyne
Vice President
Senior Portfolio Manager



Mitchell Conery
Vice President
Senior Portfolio Manager

March 24, 1997


MUNICIPAL BONDS OFFER A YIELD ADVANTAGE
AAA-rated Municipal Bond Yields vs. U.S. Treasury Yields (February 28, 1997)
--------------------------------------------------------------------------------
Treasuries Adjusted for the 28% Tax Bracket


U.S. TREASURIES FEBRUARY 28, 1997

          Municipal Bonds    Municipal Bonds       U.S. Treasury
          August 31, 1996    August 31, 1996     February 28, 1997
 1 year        3.33%              3.65%                 4.08%
 2 year        3.63%              3.92%                 4.37%
 3 year        3.83%              4.10%                 4.48%
 5 year        4.07%              4.34%                 4.59%
10 year        4.59%              4.84%                 4.72%
15 year        5.08%              5.22%                 4.84%
20 year        5.25%              5.38%                 4.97%
25 year        5.30%              5.42%                 4.93%
30 year        5.33%              5.44%                 4.90%

As of February 28, yields on 15-year to 30-year municipal bonds exceeded yields on Treasuries on a tax-adjusted basis for most investors.

TREASURY YIELDS ARE ADJUSTED DOWNWARD TO REFLECT THE EFFECT OF A 28% FEDERAL INCOME TAX. INVESTORS IN HIGHER TAX BRACKETS WOULD HAVE EVEN LOWER YIELDS ON TREASURIES AFTER TAXES. SOURCE: BLOOMBERG BUSINESS NEWS.

8                            1997 semi-annual report

FUND PERFORMANCE

THE POWER OF TAX-FREE COMPOUNDING
TAX-FREE USA FUND A
Income from a $100,000 Investment 1987-1997
-------------------------------------------
             Dividends         Capital Gains
1988          $ 7,059             $    0
1989          $ 7,520             $    0
1990          $ 8,055             $    0
1991          $ 8,296             $    0
1992          $ 8,556             $    0
1993          $ 8,994             $ 1206
1994          $ 9,520             $  439
1995          $10,163             $    0
1996          $10,422             $  875
1997          $10,505             $  776

12 months ended February

More than half of all shareholders in Delaware Group's three national tax-free funds reinvest monthly distributions, thus benefiting from long-term compounding of income and capital gains.

CHART INCLUDES THE EFFECT OF A 3.75% FRONT-END SALES CHARGE AND REINVESTMENT OF DISTRIBUTIONS. PERFORMANCE OF OTHER FUND CLASSES WILL VARY DUE TO DIFFERENT CHARGES AND EXPENSES.

TAX-FREE USA FUND
Average Annual Total Return Through February 28, 1997
------------------------------------------------------------------------------------------------------
                                                10 Years            Five Years               One Year
------------------------------------------------------------------------------------------------------
Class A  (Est.1984)
  Excluding Sales Charge                        +6.75%                +6.50%                  +2.08%
  Including Sales Charge                        +6.23%                +5.46%                  -2.81%
------------------------------------------------------------------------------------------------------
                                               Lifetime                                       One Year
Class B  (Est.1994)
  Excluding Sales Charge                        +4.31%                  -                     +1.27%
  Including Sales Charge                        +3.36%                  -                     -2.57%
------------------------------------------------------------------------------------------------------
Class C  (Est.1995)
  Excluding Sales Charge                        +1.80%                  -                     +1.26%
  Including Sales Charge                        +1.80%                  -                     +0.30%

TAX-FREE INSURED FUND
Average Annual Total Return Through February 28, 1997
------------------------------------------------------------------------------------------------------

                                               10 Years             Five Years               One Year
------------------------------------------------------------------------------------------------------
Class A  (Est.1985)
  Excluding Sales Charge                        +6.45%                +6.07%                  +3.17%
  Including Sales Charge                        +5.94%                +5.05%                  -1.70%
------------------------------------------------------------------------------------------------------
                                               Lifetime                                      One Year
Class B  (Est.1994)
  Excluding Sales Charge                        +5.21%                  -                     +2.35%
  Including Sales Charge                        +4.23%                  -                     -1.53%
------------------------------------------------------------------------------------------------------
Class C  (Est.1995)
  Excluding Sales Charge                        +4.24%                  -                     +2.36%
  Including Sales Charge                        +3.37%                  -                     +1.39%

PLEASE TURN TO PAGE 10 FOR IMPORTANT ADDITIONAL INFORMATION. ALL PERFORMANCE INCLUDES REINVESTMENT OF DISTRIBUTIONS AND APPLICABLE SALES CHARGES AS DESCRIBED ON PAGE 10. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                             1997 semi-annual report                          9

TAX-FREE INSURED FUND A
Income from a $100,000 Investment 1987-1997
--------------------------------------------------------------------------------

12 months ended February

             Dividends       Capital Gains
1988          $6,515            $    0
1989          $6,939            $    0
1990          $7,428            $    0
1991          $7,773            $    0
1992          $8,078            $    0
1993          $8,145            $  381
1994          $8,327            $ 1344
1995          $8,915            $    0
1996          $9,224            $  454
1997          $9,182            $ 1454

CHART INCLUDES THE EFFECT OF A 3.75% FRONT-END SALES CHARGE AND REINVESTMENT OF DISTRIBUTIONS. PERFORMANCE OF OTHER FUND CLASSES WILL VARY DUE TO OTHER CHARGES AND EXPENSES.

TAX-FREE USA INTERMEDIATE FUND
Average Annual Total Return Through February 28, 1997
-----------------------------------------------------------------------------------------
                                                         LIFETIME               ONE YEAR
-----------------------------------------------------------------------------------------
Class A  (Est.1993)
  Excluding Sales Charge                                 +6.47%                  +5.15%
  Including Sales Charge                                 +5.69%                  +2.04%
-----------------------------------------------------------------------------------------
Class B  (Est.1994)
  Excluding Sales Charge                                 +5.37%                  +4.26%
  Including Sales Charge                                 +5.05%                  +2.27%
-----------------------------------------------------------------------------------------
Class C  (Est.1995)
  Excluding Sales Charge                                 +4.38%                  +4.26%
  Including Sales Charge                                 +4.38%                  +3.26%

ALL RESULTS ASSUME REINVESTMENT OF DISTRIBUTIONS. THE FUNDS' RETURN AND SHARE VALUES FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FOR CLASS B AND CLASS C SHARES, LIFETIME PERFORMANCE "EXCLUDING SALES CHARGE" ASSUMES THE INVESTMENT WAS NOT REDEEMED. UP TO 20% OF THE ASSETS OF EACH FUND MAY BE INVESTED IN MUNICIPAL SECURITIES THAT GENERATE INCOME SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

CLASS A RETURNS "INCLUDING SALES CHARGE" FOR TAX-FREE USA FUND AND TAX-FREE INSURED FUND REFLECT THE EFFECT OF A 4.75% FRONT-END SALES CHARGE AND, FOR PERIODS AFTER JUNE 1, 1992, A 12B-1 FEE OF UP TO 0.30%. SUCH CLASS A RETURNS FOR TAX-FREE INTERMEDIATE FUND REFLECT THE EFFECT OF A 3% FRONT-END SALES CHARGE AND A 12B-1 FEE OF UP TO 0.30%, CURRENTLY SET AT 0.15%.

CLASS B SHARES, INITIALLY OFFERED ON MAY 2, 1994, DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE SUBJECT TO A DEFERRED SALES CHARGE OF UP TO 4% FOR TAX-FREE USA FUND AND TAX-FREE INSURED FUND AND 2% FOR TAX-FREE USA INTERMEDIATE FUND.

CLASS C SHARES, INITIALLY OFFERED NOVEMBER 29, 1995, HAVE A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. IF REDEEMED WITHIN 12 MONTHS, A 1% CONTINGENT DEFERRED SALES CHARGE APPLIES.

10                           1997 semi-annual report

Financial Statements
DELAWARE GROUP TAX-FREE FUND, INC.-TAX-FREE USA FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

                                                      PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                      ---------      -----------
MUNICIPAL BONDS - 98.36%
GENERAL OBLIGATION BONDS - 2.69%
Florida State Board of
 Education Capital
 Outlay 7.25% 06/01/23 ............................   $ 2,445,000   $ 2,677,275
New York, New York Series E
 6.00% 08/01/26 ...................................    10,000,000     9,775,000
North Slope Borough, Alaska
 8.35% 06/30/98 ...................................     2,500,000     2,637,500
Texas State (Veterans Land Bank)
 7.40% 12/01/20 ...................................     3,000,000     3,311,250
                                                                    -----------
                                                                     18,401,025
                                                                    -----------
HIGHER EDUCATION REVENUE BONDS - 1.09%
District of Columbia Higher Education Revenue
 (Georgetown University)
 7.15% 04/01/21 ...................................     7,000,000     7,446,250
                                                                    -----------
                                                                      7,446,250
                                                                    -----------
HOSPITAL REVENUE BONDS - 10.22%
Louisiana Public Facilities Authority Hospital
 Revenue (Southern Baptist Hospital, Inc.)
 (Escrowed to Maturity)
 8.00% 05/15/12 ...................................     9,500,000    11,150,625
Michigan State Hospital Finance Authority
 (Genesys Health System)
 8.125% 10/01/21 ..................................     4,000,000     4,600,000
 7.50% 10/01/27 ...................................     8,130,000     8,882,025
Monroeville, Pennsylvania Hospital Authority
 (Forbes Health System)
 7.00% 10/01/13 ...................................     3,000,000     3,172,500
North Carolina Medical Care Community Hospital
 Revenue (Duke University Hospital PJ-Series C)
 5.25% 06/01/26 ...................................    10,000,000     9,512,500
Philadelphia Hospital & Higher Education Facilities
 Authority Hospital Revenue
 (Albert Einstein Medical Center)
 7.625% 04/01/11 ..................................    15,000,000    15,881,250
 (Jeanes Health System Project)
 6.85% 07/01/22 ...................................     7,000,000     7,218,750
Royal Oak, Michigan Hospital Finance Authority
 (William Beaumont Hospital)
 5.25% 01/01/20 ...................................    10,000,000     9,500,000
                                                                    -----------
                                                                     69,917,650
                                                                    -----------
HOUSING REVENUE BONDS - 7.31%
Alaska State Housing Finance Collateralized
 Mortgage Obligation 7.05% 06/01/25
 (GNMA/FNMA) ......................................     1,545,000     1,624,181
Dade County Housing Finance Authority
 6.70% 04/01/28 (GNMA) ............................     4,500,000     4,685,625
Illinois Housing Development Authority
 (Homeowner Mortgage)
 7.125% 08/01/26 ..................................     1,870,000     1,996,225
Massachusetts State Housing Finance Agency
 Residential Development
 6.875% 11/15/11 (FNMA) ...........................     2,955,000     3,180,319

                                                      PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                      ---------      -----------
MUNICIPAL BONDS (CONTINUED)
HOUSING REVENUE BONDS (CONTINUED)
Massachusetts State Housing Revenue
 Single Family Mortgage
 6.95% 06/01/16  .................................   $ 2,500,000   $ 2,634,375
Montgomery County, Pennsylvania Redevelopment
 Authority Multi-Family Housing Revenue
 (KBF Associates L.P.) 7.25% 07/01/25 ............     5,000,000     4,968,750
New Mexico Mortgage Finance Authority
 Single Family Mortgage
 6.20% 07/01/26 (GNMA)  ..........................     4,995,000     5,126,119
Tennessee Housing Development Agency
 6.60% 07/01/25  .................................     3,500,000     3,631,250
Utah State Housing Finance Agency,
 Single Family Mortgage
 7.20% 01/01/27 (FHA/VA)  ........................     3,210,000     3,394,575
Virginia State Housing Development Authority
 7.10% 01/01/25  .................................     7,500,000     7,837,500
 6.80% 01/01/27  .................................     6,500,000     6,816,875
Wisconsin Housing & Economic Development
 Authority Home Ownership
 6.75% 09/01/25  .................................     3,950,000     4,132,688
                                                                   -----------
                                                                    50,028,482
                                                                   -----------
POLLUTION CONTROL REVENUE BONDS - 14.93%
Claiborne County, Mississippi
 (Middle South Energy, Inc.)
 8.25% 06/01/14  .................................     7,365,000     7,944,994
Clairborne County, Mississippi Pollution Control
 Revenue System Energy Resources, Inc. ...........
 7.30% 05/01/25  .................................     3,000,000     3,150,000
 6.20% 02/01/26  .................................     7,675,000     7,617,438
Clark County, Nevada Industrial Development
 Revenue (Nevada Power Co. Project)
 7.20% 10/01/22  .................................     9,000,000     9,585,000
Illinois Development Finance Authority
 (Central Illinois Public Service Co.)
 7.60% 03/01/14  .................................     6,000,000     6,570,000
Nez Perce County, Idaho Pollution Control Revenue
 Refunding (Potlatch Corp. Project)
 6.00% 10/01/24  .................................     7,000,000     7,043,750
Petersburg, Indiana Pollution Control Revenue
 Bonds (Indianapolis Power & Light Co.)
 5.50% 10/01/23  .................................     4,000,000     3,840,000
 6.625% 12/01/24  ................................     9,350,000    10,144,750
Princeton, Indiana Pollution Control Revenue Bonds
 (Public Service Co. of Indiana)
 7.60% 03/15/12  .................................     3,400,000     3,470,244
Putnam County, Georgia Development Authority
 (Georgia Power Co.) 8.375% 07/01/17 .............     7,300,000     7,527,322
Sabine River Authority Texas Pollution Control
 (Southwestern Electric Power)
 6.10% 04/01/18 (MBIA)  ..........................     4,000,000     4,155,000

                             1997 semi-annual report                         11

--------------------------------------------------------------------------------
                                                      PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                      ---------      -----------

   MUNICIPAL BONDS (CONTINUED)
   POLLUTION CONTROL REVENUE BONDS (CONTINUED)
   Sweetwater County, Wyoming Pollution Control
    Revenue (Idaho Power Company Project) Series A
    6.05% 07/15/26 ................................ $  5,000,000   $  5,131,250
   Parish of Saint Charles, Louisiana Pollution
    Control (Louisiana Power & Light)
    8.25% 06/01/14 ................................    1,350,000      1,464,750
   Parish of West Feliciana, Louisiana
    (Gulf States Utilities Co. Project) Series A
    7.50% 05/01/15 ................................   22,700,000     24,430,875
                                                                   ------------
                                                                    102,075,373
                                                                   ------------
   POWER AUTHORITY REVENUE BONDS - 4.81%
***Georgia Municipal Electric Authority
        Series 86L
    8.40% 01/01/09 ................................    5,000,000      2,493,750
    Intermountain Power Agency, Utah Series
    Series 87D 0.00% 07/01/20 .....................   95,575,000     15,053,063
    Series 88B 7.50% 07/01/21 .....................    2,415,000      2,547,825
   Lower Colorado River Authority, Texas Series B
    6.00% 01/01/15 (AMBAC) ........................    5,000,000      5,087,500
   Northern Municipal Power Agency, Minnesota
    Series A 5.00% 01/01/21 .......................    8,500,000      7,692,500
                                                                   ------------
                                                                     32,874,638
                                                                   ------------
  *PRE-REFUNDED BONDS - 18.78%
   City of Chicago, Illinois Skyway Toll Bridge
     Revenue
    6.75% 1/1/17-04 ...............................    3,300,000      3,737,250
   Florida Department of Transportation
    Turnpike Revenue 7.50% 7/1/19-99 ..............    5,000,000      5,468,750
   Florida State Board of Education
    7.25% 6/1/23-00 ...............................    2,555,000      2,829,663
   Harris County, Texas Toll Road Revenue
    8.125% 8/15/17-98 .............................    2,600,000      2,783,612
   Kentucky Turnpike Authority
    7.25% 5/15/10-00 ..............................    1,145,000      1,259,500
    7.25% 5/15/10-00 ..............................    6,855,000      7,540,500
   Massachusetts State General Obligation
    7.50% 12/1/07-00 ..............................    3,295,000      3,719,231
    7.50% 12/1/07-00 ..............................    3,320,000      3,747,450
   Massachusetts Water Resource Authority
    7.50% 4/1/09-00 ...............................    1,080,000      1,198,800
    7.50% 4/1/16-00 ...............................    7,300,000      8,103,000
    7.00% 4/1/18-00 ...............................   14,510,000     15,906,588
   Metropolitan Atlanta Rapid Transit Authority,
    Georgia, Sales Tax Series L
    7.20% 7/1/20-99 (AMBAC) .......................    2,000,000      2,175,000
   Minnesota Public Facilities Authority
    (Water Pollution Control) Series 90A
    7.10% 3/1/12-00 ...............................    4,000,000      4,385,000
   New Hampshire State Turnpike System Revenue
    8.375% 11/1/17-97 .............................    6,750,000      7,088,310
    7.40% 4/1/20-00 ...............................   11,675,000     12,915,469
    7.375% 4/1/12-00 ..............................    3,000,000      3,315,000
   New York City Municipal Water Finance Authority,
    New York Water & Sewer System
    Revenue Series A 6.00% 6/15/20-00 .............    1,675,000      1,760,844

                                                      PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                      ---------      -----------
 MUNICIPAL BONDS (CONTINUED)
*PRE-REFUNDED BONDS (CONTINUED)
 New York City, New York General Obligation
  8.50% 11/1/11-97  ..............................   $  3,000,000   $  3,139,110
 North Carolina Municipal Power Agency
  #1- Catawba 7.875% 1/1/19-98 4,565,0004,813,838
 North Central Texas Health Facilities Development
  Corporation (University Medical Center Inc.)
  8.20% 4/1/19-97  ...............................      4,250,000      4,391,015
 Salt River Project Agricultural Improvement &
  Power Dist. (Arizona)
  7.25% 1/1/19-00  ...............................      2,750,000      3,018,125
 Tampa, Florida (Florida Aquarium Project)
  7.75% 5/1/27-02 ................................     20,000,000     23,225,000
 Washington State Public Power Supply System
  Nuclear Project 7.25% 7/1/15-00 ................      1,760,000      1,927,200
                                                                    ------------
                                                                     128,448,255
                                                                    ------------
 TRANSPORTATION REVENUE BONDS - 19.28%
 Atlanta, Georgia Special Purpose Facilities
  Revenue (Delta Airlines Project)
  7.50% 12/01/19 .................................      1,500,000      1,603,125
 Chicago, Illinois Midway Airport Revenue Series A
  5.50% 01/01/29 (MBIA)  .........................      7,920,000      7,593,300
 Dallas-Fort Worth, Texas International Airport
  (American Airlines) 7.50% 11/01/25 .............      8,250,000      8,837,813
 Denver, Colorado City & County Airport Revenue
  Series D 5.50% 11/15/25 (MBIA) .................     13,000,000     12,528,750
 Foothill/Eastern Transportation Corridor Agency
  California Toll Road Revenue
  Series 95A 6.00% 01/01/34 ......................     20,000,000     20,025,000
  Series A 5.00% 01/01/35  .......................     10,000,000      8,612,500
 Indianopolis Indiana Airport Authority
  (Federal Express Project)
  7.10% 01/15/17  ................................      7,800,000      8,404,500
 Kenton County, Kentucky Airport (Delta Airlines)
  Series 92A 7.50% 02/01/12 ......................      2,000,000      2,160,000
  Series 92B 7.25% 02/01/22 ......................      4,250,000      4,568,750
 Metropolitan Transportation Authority (New York
  Dedicated Tax Fund) Series A
  5.25% 04/01/26 (MBIA)  .........................     10,000,000      9,525,000
 Ohio State Turnpike Series 96A
  5.50% 02/15/26 (MBIA)  .........................     10,000,000      9,787,500
 Oklahoma Turnpike Authority 1st Sr. Revenue
  Series 89 6.00% 01/01/22  ......................      7,465,000      7,520,988
 Oklahoma Turnpike Authority 1st. Sr. Revenue
  Series 89 (Escrowed to Maturity)
  6.00% 01/01/22  ................................     13,535,000     13,907,213
 Puerto Rico Commonwealth Highway &
  Transportation Authority
  (Highway Improvements) Series Y
  5.50% 07/01/26  ................................      4,000,000      3,850,000
  5.00% 07/01/36  ................................      3,000,000      2,688,750
  5.50% 07/01/36  ................................      5,000,000      4,837,500
 Tulsa, Oklahoma Municipal Airport
  (America Airlines) 7.35% 12/01/11 ..............      5,000,000      5,437,500
                                                                    ------------
                                                                     131,888,189
                                                                    ------------
12                           1997 semi-annual report

--------------------------------------------------------------------------------
                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                      ---------      -----------
 MUNICIPAL BONDS (CONTINUED)
 WASTE DISPOSAL REVENUE BONDS - 6.49%
 Ashland, Kentucky Sewer & Solid Waste
  Revenue (Ashland, Inc. Project)
  7.125% 02/01/22  ...............................   $13,200,000   $14,239,500
+Marion County, West Virginia County Commonwealth
  Solid Waste Disposal Facilities Revenue
  (American Power Paper Recycling Project)
  7.75% 12/01/11  ................................    18,000,000     9,000,000
 Massachusetts State Industrial Finance Agency
  Solid Waste Disposal (Massachusetts Recycling
  Associates Project-Fitchburg)
  9.00% 08/01/16  ................................    32,000,000    14,400,000
 Pennsylvania Economic Development Financing
  Authority Wastewater Treatment
  (Sun Co. R & M Project)
  7.60% 12/01/24  ................................     6,000,000     6,720,000
                                                                   -----------
                                                                    44,359,500
                                                                    ----------
 WATER AND SEWER REVENUE BONDS - 6.98%
 Dade County, Florida Water & Sewer
  System Revenue
  5.25% 10/01/26 (FGIC)  .........................    20,000,000    18,875,000
 Houston, Texas Water & Sewer Systems Revenue
 Series C 5.375% 12/01/27 (FGIC) ................    10,500,000     9,988,125
 Massachusetts State Water Resource Authority
  6.00% 04/01/20  ................................     6,200,000     6,238,750
 Metropolitan Water District-Southern California
  Waterworks Revenue Series C
  5.00% 07/01/27  ................................     7,275,000     6,629,344
 Rockdale County, Georgia Water & Sewer Revenue
  5.00% 07/01/22 (FSA)  ..........................     5,000,000     4,612,500
 Texas Water Resources Finance Authority Revenue
  7.50% 08/15/13 (AMBAC)  ........................     1,290,000     1,372,238
                                                                   -----------
                                                                    47,715,957
                                                                    ----------
                                                                   -----------
 OTHER REVENUE BONDS - 5.78%
 Alliance, Texas Special Facility Revenue Bonds
  Series 1996 (Federal Express Corp. Project)
  6.375% 04/01/21  ...............................     6,000,000     6,030,000
 Dade County, Florida Special Obligation Series B
 5.00% 10/01/35 (AMBAC)  ........................     5,890,000     5,308,363
 Delaware County, Pennsylvania Authority
  (Main Line & Haverford Nursing)
  9.00% 08/01/22  ................................     2,000,000     2,200,000
 Delaware State Economic Development Authority
  (Peninsula United Methodist Homes, Inc.)
  8.50% 05/01/22  ................................     3,500,000     3,714,375
 District of Columbia Revenue (Carnegie Endowment)
  5.75% 11/15/26  ................................    11,900,000    11,810,750
 Luzerne County Industrial Development Authority
  (Pennsylvania Gas & Water Co. Project)
  7.00% 12/01/17 (AMBAC)  ........................     4,000,000     4,495,000
 Metropolitan Pier & Exposition Authority
  Illinois Hospital Facilities Revenue
  6.25% 07/01/17  ................................     3,300,000     3,333,000

                                                      PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                      ---------      -----------
MUNICIPAL BONDS (CONTINUED)
OTHER REVENUE BONDS (CONTINUED)
Riverdale Illinois Environmental
 Improvement Revenue (ACME Metals Inc. .....
 Project) Series A
 7.90% 04/01/24  ...........................   $  2,500,000   $  2,631,250
                                                              ------------
                                                                39,522,738
                                                              ------------
Total Municipal Bonds
 (cost $649,815,281)  ......................                   672,678,057
                                                              ------------

++VARIABLE RATE DEMAND NOTES - 0.24%
  Vermont Educational & Health Buildings
   Financing Agency Revenue (VHA New England
   Hospital)
   Series E 3.35% 12/01/25 (AMBAC) ...........        355,000        355,000
  Washington County, Pennsylvania Authority
   Lease Revenue  (Eye & Ear)
   3.35% 12/15/18  ...........................      1,300,000      1,300,000
                                                              ------------
  Total Variable Rate Demand Notes
   (cost $1,655,000)  ........................                     1,655,000
                                                              ------------

  TOTAL MARKET VALUE OF SECURITIES OWNED - 98.60%
   (cost $651,470,281)**  .......................               $674,333,057
  RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 1.40%  ..................                  9,549,652
                                                                ------------
  NET ASSETS APPLICABLE TO 55,670,588
   TAX-FREE USA FUND A CLASS SHARES,
   2,959,427 TAX-FREE USA FUND B CLASS
   SHARES AND 103,393 TAX-FREE USA FUND
   C CLASS SHARES ($.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $11.64 PER SHARE - 100.00% .....               $683,882,709
                                                                ============

-------------------------
  *For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.
 **Also cost for federal tax purposes.
***The interest rate shown for this security is its effective yield.
  +Non-income producing security for the period ended February 28, 1997. ++Variable Rate Demand Notes The interest rate shown is the rate as of
   February 28, 1997 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
-------------------------
AMBAC - Insured by the AMBAC Indemnity Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FHA/VA - Insured by the Federal Housing Authority/Veterans Administration
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by the Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 1997:
Common Stock, $.01 par value, 500,000,000
shares authorized to the Tax-Free USA Fund ..................   $655,891,963
Accumulated undistributed:
Net realized gain on investments ............................      5,127,970
Net unrealized appreciation of investments ..................     22,862,776
                                                                ------------
Total net assets ............................................   $683,882,709
                                                                ============

                             See accompanying notes

                             1997 semi-annual report                         13

Delaware Group Tax-Free Fund, Inc. -
Tax-Free Insured Fund
Statement of Net Assets
February 28, 1997
(Unaudited)
--------------------------------------------------------------------------------
                                                      PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                      ---------      -----------

MUNICIPAL BONDS - 98.24%
GENERAL OBLIGATION BONDS - 2.14%
Williamston Community School
 5.50% 05/01/25 (MBIA)  ............................   $ 1,725,000   $ 1,744,406
                                                                       1,744,406
HIGHER EDUCATION REVENUE BONDS - 9.28%
Delaware County Pennsylvania Authority University
 (Villanova University)
 5.80% 08/01/25 (AMBAC)  ...........................     1,600,000     1,616,000
Massachusetts State Health & Educational Facilities
 Authority (Boston College)
 6.625% 07/01/21 (FGIC)  ...........................     2,500,000     2,687,500
 (Harvard University) 5.625% 11/01/26 ..............     2,000,000     2,000,000
Massachusetts State Industrial Finance Agency
 Revenue Higher Education (Clark University Project)
 6.10% 07/01/16  ...................................     1,250,000     1,273,438
                                                                     -----------
                                                                       7,576,938
                                                                     -----------
HOSPITAL REVENUE BONDS - 15.74%
Fort Wayne Indiana Hospital Authority
 (Parkview Memorial Hospital)
 6.40% 11/15/22 (MBIA)  ............................     2,250,000     2,368,125
Illinois Health Facilities Authority Revenue
 Bonds Series 1996 (Trinity Medical Center)
 6.00% 07/01/28 (FSA)  .............................     4,200,000     4,284,000
Michigan State Hospital Finance Authority Revenue
 (Genesys Health System)
 7.50% 10/01/27  ...................................     3,000,000     3,277,500
Monroeville, Pennsylvania Hospital Authority
 Hospital Revenue (Forbes Health System)
 7.00% 10/01/03  ...................................       865,000       933,119
University Missouri Health Facilities Revenue
 (University Missouri Health Systems) Series A
 5.60% 11/01/26 (AMBAC)  ...........................     2,000,000     1,990,000
                                                                     -----------
                                                                      12,852,744
                                                                     -----------
HOUSING REVENUE BONDS - 6.26%
California Housing Finance Agency Revenue
 Series B 6.85% 08/01/23 (MBIA) ....................     3,860,000     4,062,650
New Mexico Mortgage Finance Authority Single Family
 Mortgage 6.20% 07/01/26 (GNMA) ....................     1,000,000     1,026,250
Rhode Island Housing and Mortgage Finance Corp. ....
 Single Family Mortgage
 9.30% 07/01/04(FGIC)  .............................         5,000         5,028
St. Louis County, Missouri Single Family Mortgage
 9.25% 10/01/16 (AMBAC)  ...........................        15,000        15,863
                                                                     -----------
                                                                       5,109,791
                                                                     -----------

                                                      PRINCIPAL          MARKET
                                                       AMOUNT            VALUE
                                                      ---------      -----------
 MUNICIPAL BONDS (CONTINUED)
 POLLUTION CONTROL REVENUE BONDS - 11.53%
 Northampton County Pennsylvania Industrial
  Development Authority Revenue (Citizens
  Utilities Co.)
  6.95% 08/01/15 ...................................   $ 1,000,000   $ 1,063,750
 Ohio State Air Quality Development Authority
  (Ohio Edison)7.45% 03/01/16 (FGIC) ...............     2,000,000     2,197,500
 Salem County, New Jersey (Public Service
  Electric & Gas Co.) Series D
  6.55% 10/01/29 (MBIA)  ...........................     4,000,000     4,355,000
 Trinity River, Texas Pollution Central Revenue
  Bonds (Texas Instruments Inc. Project)
  6.20% 03/01/20  ..................................     1,750,000     1,798,125
                                                                     -----------
                                                                       9,414,375
                                                                     -----------
*PRE-REFUNDED BONDS - 23.76%
 Allegheny County, Pennsylvania Sanitary Authority
  7.50% 12/1/16-99 (FGIC)  ..........................      750,000       804,375
 Chicago, Illinois Public Building Commission
  (Chicago Board of Education) Series A
  7.75% 1/1/06-99 (FGIC)  ...........................      500,000       541,250
 Illinois Regional Transit Authority Revenue
  6.75% 6/1/25-04 (FGIC)  ...........................    7,970,000     9,105,725
 Louisiana Public Facilities Authority Health &
  Education Capital Facilities Revenue (Our Lady of
  the Lake Regional Medical Center)
  8.20% 2/1/15-98 (BIGI)  ...........................      800,000       863,000
 Pennsylvania Turnpike Commission Revenue
  7.625% 12/1/17-98 (FGIC)  .........................    2,425,000     2,622,031
 Seattle, Washington Municipality Metropolitan
  Seattle Sewer Revenue
  6.60% 1/1/32-01 (FGIC)  ...........................    5,000,000     5,468,750
                                                                     -----------
                                                                      19,405,131
                                                                    -----------
 TRANSPORTATION REVENUE BONDS - 17.17%
 Bay Transit Authority Revenue Series A
  5.75% 03/01/22 (FGIC)  ...........................     2,370,000     2,372,963
 Chicago O'Hare International Airport (Illinois)
  5.00% 01/01/16 (MBIA)  ...........................     5,000,000     4,612,500
 Denver, Colorado City & County Airport Revenue
  Series D 5.50% 11/15/25 (MBIA) ...................     1,000,000       963,750
 Dayton, Ohio Special Facilities Revenue
  (Emery Air Freight) 6.05% 10/01/09 ...............     2,500,000     2,565,625
 Ohio State Turnpike 1996 Series A
  5.50% 02/15/26 (MBIA)  ...........................     2,000,000     1,957,500
 Tulsa International Airport (Oklahoma) General
  Revenue, Consolidated Fixed Rate Series
  7.50% 06/01/08 (MBIA)  ...........................     1,500,000     1,551,900
                                                                     -----------
                                                                      14,024,238
                                                                     -----------

14                           1997 semi-annual report

--------------------------------------------------------------------------------
                                                      PRINCIPAL         MARKET
                                                       AMOUNT           VALUE
                                                      ---------      -----------
      WATER AND SEWER REVENUE BONDS - 3.92%
      Austin, Texas Combined Utilities System
      Series 90A
       6.00% 05/15/15 (FGIC) ..........................$ 1,275,000  $ 1,295,719
      Houston, Texas Water & Sewer Systems Revenue
       Series C 5.375% 12/01/27 (FGIC) ................  2,000,000    1,902,500
                                                                    -----------
                                                                      3,198,219
                                                                    -----------
      OTHER REVENUE BONDS - 8.44%
      Alliance, Texas Special Facility Revenue Bonds
       Series 1996 (Federal Express Corp. Project )
       6.375% 04/01/21 ................................  1,000,000    1,005,000
      City of Pasadena, California
       (Certificates of Participation-Multi Purpose
        Project) Pasadena Civic Improvement Corporation
       5.25% 02/01/16 (AMBAC) .........................  1,000,000      972,500
      Luzerne County Industrial Development Authority
       (Pennsylvania Gas & Water Co. Project)
       7.00% 12/01/17 (AMBAC) .........................  1,000,000    1,123,750
      Massachusetts State Industrial Finance Agency
       Solid Waste Disposal (Massachusetts Recycling
       Associates Project-Fitchburg)
       9.00% 08/01/16 .................................  3,000,000    1,350,000
      New Jersey Economic Development Authority
       (Elizabethtown Water Company Project)
       5.60% 12/01/25 (MBIA) ..........................  2,500,000    2,443,750
                                                                    -----------
                                                                      6,895,000
                                                                    -----------
      Total Municipal Bonds (cost $76,639,102) ........              80,220,842
                                                                    -----------

   ***VARIABLE RATE DEMAND NOTES - 0.46%
      Washington County Pennsylvania Authority Lease
       Revenue (Eye & Ear) 3.35% 12/15/18 .............    375,000      375,000
                                                                     -----------
      Total Variable Rate Demand Notes
       (cost $375,000) ................................                 375,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES OWNED - 98.70%
 (cost $77,014,102)**  ........................................    $80,595,842
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 1.30%  ..................................      1,065,616
                                                                   -----------
NET ASSETS APPLICABLE TO 7,104,778 TAX-FREE INSURED ...........
 FUND A CLASS SHARES, 317,172 TAX-FREE INSURED FUND
 B CLASS SHARES AND 13,082 TAX-FREE INSURED FUND
 C CLASS SHARES ($.01 PAR VALUE) OUTSTANDING;
 EQUIVALENT TO $10.98 PER SHARE - 100.00% .....................    $81,661,458
                                                                   ===========
------------------
  *For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.
 **Also cost for federal tax purposes.
***Variable Rate Demand Notes The interest rate shown is the rate as of February
   28, 1997 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

AMBAC - Insured by the AMBAC Indemnity Corporation
BIGI - Insured by the Bond Investors Guaranty Insurance Company FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 1997:
Common stock, $.01 par value, 500,000,000 shares
 authorized to the Tax-Free Insured Fund .......................   $77,735,875
Accumulated undistributed:
 Net realized gain on investments ..............................       343,843
 Net unrealized appreciation of investments ....................     3,581,740
                                                                   -----------
 Total net assets ..............................................   $81,661,458
                                                                   ===========
                             See accompanying notes

                             1997 semi-annual report                         15

Delaware Group Tax-Free Fund, Inc. -
Tax-Free USA Intermediate Fund
Statement of Net Assets
February 28, 1997
(Unaudited)
--------------------------------------------------------------------------------
                                                      PRINCIPAL         MARKET
                                                       AMOUNT           VALUE
                                                      ---------      -----------
MUNICIPAL BONDS - 99.07%
CITY LEASEBACK REVENUE BONDS - 4.73%
Orange County, California Municipal Water
 Facilities (Certificate of Participation)
 (Allen-McColloch Pipeline)
 5.50% 07/01/05 (MBIA)  ..............................  $  500,000   $  523,750
Weber County Utah Municipal Building Authority
 Lease Revenue 5.00% 12/15/06 (MBIA) .................     750,000      747,083
                                                                     ----------
                                                                      1,270,833
                                                                     ----------
GENERAL OBLIGATION BONDS - 14.47%
Jackson County, Oregon School District
 5.50% 06/01/06 (FSA)  ...............................     500,000      524,375
Kansas City Missouri Municipal Assistance Corp. ......
 5.50% 03/01/00 (CGIC)  ..............................   1,250,000    1,290,625
Philadelphia, Pennsylvania School District
 6.25% 05/15/01 (AMBAC)  .............................   1,000,000    1,071,250
Richmond County Georgia Board of Education
 5.20% 11/01/06 (MBIA)  ..............................   1,000,000    1,005,000
                                                                     ----------
                                                                      3,891,250
                                                                     ----------
HIGHER EDUCATION REVENUE BONDS - 3.93%
Virginia College Building Authority
 (University of Richmond Project)
 Mandatory Put 11/1/01
 6.40% 11/01/22  .....................................   1,000,000    1,056,250
                                                                     ----------
                                                                      1,056,250
                                                                     ----------
HOSPITAL REVENUE BONDS - 1.88%
Missouri State Health & Education Facilities
 Authority Revenue (Lake of The Ozarks
 General Hospital)
 5.25% 02/15/00  .....................................     500,000      504,375
                                                                     ----------
                                                                        504,375
                                                                     ----------
HOUSING REVENUE BONDS - 15.02%
Maryland State Community Development
 Administration (Single Family Program) 6th Series
 5.90% 04/01/01  .....................................   1,000,000    1,030,000
Montgomery County, Pennsylvania Redevelopment
 Authority Multifamily Housing Revenue
 (KBF Associates) 6.00% 07/01/04 .....................   2,000,000    1,997,500
Palatine Illinois Multifamily Housing Revenue
 (Prairiebrook Project) Series 96A
 5.50% 12/01/06 (FNMA)  ..............................   1,000,000    1,010,000
                                                                     ----------
                                                                      4,037,500
                                                                     ----------

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                         ---------   -----------
MUNICIPAL BONDS (CONTINUED)
INDUSTRIAL DEVELOPMENT REVENUE BONDS - 9.12%
Florence County, South Carolina Industrial
 Development Revenue (Stone Container)
 7.375% 02/01/07  ....................................   $1,000,000   $1,002,250
New York City Industrial Developement
 Agency Revenue (YMCA Greater New York Project)
 5.40% 08/01/04  .....................................    1,440,000    1,450,800
                                                                      ----------
                                                                       2,453,050
                                                                      ----------
POWER AUTHORITY REVENUE BONDS - 7.68%
Klamath Falls, Oregon Electric Revenue
 (Salt Caves HydroElectric B)
 4.50% 05/01/23  .....................................    1,000,000    1,006,850
New Madrid, Missouri Power Plant
 5.65% 06/01/03 (AMBAC)  .............................    1,000,000    1,058,750
                                                                      ----------
                                                                       2,065,600
                                                                      ----------
SCHOOL AUTHORITY/DISTRICT
REVENUE BONDS - 3.92%
West Virginia School Building Authority
 Capital Improvement
 5.625% 07/01/02 (MBIA)  .............................    1,000,000    1,053,750
                                                                      ----------
                                                                       1,053,750
                                                                      ----------
STATE AGENCY BONDS - 16.00%
Indiana Bond Bank (State Revolving Fund Program)
 6.00% 02/01/01  .....................................      500,000      529,375
Michigan Municipal Board Authority Revenue
 (Local Government Loan Program)
 5.85% 05/01/01 (AMBAC)  .............................    2,195,000    2,321,213
Pennsylvania State Industrial Development
 Authority Revenue
 6.00% 07/01/99 (AMBAC)  .............................    1,400,000    1,452,500
                                                                      ----------
                                                                       4,303,088
                                                                      ----------
TRANSPORTATION REVENUE BONDS - 11.59%
*Foothill/Eastern Transportation Corridor Agency
 California Toll Road Revenue Series 95A
 6.80% 01/01/05  .....................................    1,500,000      963,750
Rhode Island Port Authority and Economic
 Development Corp. Airport Revenue
 5.80% 07/01/02 (FSA)  ...............................      565,000      595,369
 5.90% 07/01/03 (FSA)  ...............................      490,000      520,625
Southeastern Pennsylvania Transportation Authority
 (Letter 0f Credit-Canadian Imperial)
 6.00% 06/01/99  .....................................    1,000,000    1,036,250
                                                                      ----------
                                                                       3,115,994
                                                                      ----------

16                           1997 semi-annual report

--------------------------------------------------------------------------------

                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------    -----------
  MUNICIPAL BONDS (CONTINUED)
  WASTE DISPOSAL REVENUE BONDS - 4.03%
  Dade County Florida Solid Waste System Revenue
   6.00% 10/01/05 (AMBAC)  ..........................  $ 1,000,000   $ 1,082,500
                                                                     -----------
                                                                       1,082,500
                                                                     -----------
  WATER AND SEWER REVENUE BONDS - 1.56%
  Easton, Pennsylvania Joint Sewer Authority
   5.60% 04/01/03 (ASSET GTY) .......................      200,000       210,000
  Marysville, Washington Water & Sewer Revenue
   5.50% 12/01/02 (MBIA)  ...........................      200,000       210,250
                                                                     -----------
                                                                         420,250
                                                                     -----------
  OTHER REVENUE BONDS - 5.14%
  Charleston County, South Carolina
   (Charleston Public Facilities Corp.)
   5.20% 12/01/99 (MBIA)  ...........................      860,000       880,425
  Metropolitan Pier & Exposition Authority Illinois
   Hospital Facilities Revenue
   (McCormick Place Convention)
   5.75% 07/01/06  ..................................      500,000       503,125
                                                                     -----------
                                                                       1,383,550
                                                                     -----------
  Total Municipal Bonds (cost $25,771,045) ..........                 26,637,990
                                                                     -----------

**VARIABLE RATE DEMAND NOTES - 2.98%
  Allegheny County, Pennsylvania Hospital Development
   Authority Revenue (Presbyterian University
   Hospital) Series D
   3.35% 03/01/20 (MBIA)  ...........................      800,000       800,000
                                                                     -----------
  Total Variable Rate Demand Notes
   (cost $800,000)  .................................                    800,000
                                                                     -----------

  TOTAL MARKET VALUE OF SECURITES OWNED - 102.05%
   (cost $26,571,045)***  .................................      $ 27,437,990
  RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - (2.05%)  ..........................          (551,766)
                                                                 ------------
  NET ASSETS APPLICABLE TO 2,252,265
   TAX-FREE USA INTERMEDIATE FUND A CLASS SHARES,
   145,075 TAX-FREE USA INTERMEDIATE B CLASS
   SHARES AND 169,893 TAX-FREE USA INTERMEDIATE
   C CLASS SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $10.47 PER SHARE - 100.00% ...............      $ 26,886,224
                                                                 ============
-----------------------
  *The interest rate shown for this security is its effective yield. **Variable Rate Demand Notes - The interest rate shown is the rate as of
   February 28, 1997 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
***Also cost for federal tax purposes.

   AMBAC - Insured by AMBAC Indemnity Corporation.
   ASSET GTY - Insured by the Asset Guaranty Insurance Corporation. CGIC - Insured by the Capital Guaranty Insurance Company.
   FNMA - Insured by the Federal National Mortgage Association.
   FSA - Insured by Financial Security Assurance.
   MBIA - Insured by the Municipal Bond Insurance Association.

   COMPONENTS OF NET ASSETS AT FEBRUARY 28, 1997
   Common stock, $.01 par value, 500,000,000
    shares authorized to the Tax-Free USA
    Intermediate Fund .......................................     $ 27,045,513
   Accumulated undistributed:
    Net realized loss on investments ........................       (1,026,234)
    Net unrealized appreciation of investments ..............          866,945
                                                                  ------------
    Total net assets ........................................     $ 26,886,224
                                                                  ============
                             See accompanying notes

                             1997 semi-annual report                          17

Delaware Group Tax-Free Fund, Inc.
Statement of Operations
(Unaudited)
--------------------------------------------------------------------------------

                                                                                        Six Months Ended February 28, 1997
                                                                         ----------------------------------------------------------
                                                                           Tax-Free             Tax-Free          Tax-Free USA
  INVESTMENT INCOME:                                                         USA              Insured Fund      Intermediate Fund
                                                                           --------             --------        -----------------
  Interest ...........................................................   $24,159,569          $ 2,628,284          $   697,775

  EXPENSES:
  Management fees ....................................................     2,117,289              248,551               62,445
  Distribution expenses ..............................................       866,225               99,809               28,768
  Dividend disbursing and transfer agent fees and expenses ...........       258,935               37,778                9,757
  Reports and statements to shareholders .............................        34,294                9,955                6,370
  Accounting fees and salaries .......................................       130,158               13,843                4,507
  Registration fees ..................................................        18,976               20,199                4,752
  Taxes (other than income)  .........................................          --                  1,037                3,769
  Custodian and banking fees .........................................           800                 --                    400
  Professional fees ..................................................        22,925                5,254                5,300
  Directors' fees ....................................................         6,888                2,539                2,088
  Amortization of organization expense ...............................          --                   --                  1,638
  Other ..............................................................        34,482                3,999                 --
                                                                         -----------          -----------          -----------
                                                                           3,490,972              442,964              129,794
  Less expenses absorbed by Delaware Management Company, Inc. ........          --                   --                 77,318
                                                                         -----------          -----------          -----------
   Total Expenses ....................................................     3,490,972              442,964               52,476
                                                                         -----------          -----------          -----------

  NET INVESTMENT INCOME ..............................................    20,668,597            2,185,320              645,299

  NET REALIZED GAIN AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized gain (loss) from security transactions ................     6,533,268              389,082               (3,381)
  Net unrealized appreciation of
   investments during the period .....................................     2,657,743            1,296,997              374,172
                                                                         -----------          -----------          -----------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................     9,191,011            1,686,079              370,791
                                                                         -----------          -----------          -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $29,859,608          $ 3,871,399          $ 1,016,090
                                                                         ===========          ===========          ===========

                             See accompanying notes

18                           1997 semi-annual report

Delaware Group Tax-Free Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(Unaudited)

                                                      Six Months Ended 2/28/97                 Year Ended 8/31/96
                                           ----------------------------------------------------------------------------------------
                                                                             Tax-Free                               Tax-Free
                                               Tax-Free     Tax-Free       Intermediate   Tax-Free    Tax-Free    Intermediate
                                               USA Fund   Insured Fund         Fund       USA Fund  Insured Fund      Fund
                                           ----------------------------------------------------------------------------------------
Net investment income .................... $  20,668,597  $   2,185,320  $     645,299  $  44,489,437   $   4,655,823 $   1,176,233
Net realized gain (loss) from security
 transactions ............................     6,533,268        389,082         (3,381)     3,050,129         872,909        44,088
Net unrealized appreciation (depreciation)
 during the period .......................     2,657,743      1,296,997        374,172    (32,641,752)     (2,108,616)     (229,173)
                                           -------------  -------------  -------------  -------------   ------------- -------------
Net increase in net assets resulting from
 operations ..............................    29,859,608      3,871,399      1,016,090     14,897,814       3,420,116       991,148
                                           -------------  -------------  -------------  -------------   ------------- -------------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
 A Class .................................   (19,842,096)    (2,105,738)      (598,151)   (43,239,363)     (4,514,658)   (1,115,274)
 B Class .................................      (800,392)       (76,683)       (32,031)    (1,234,603)       (139,227)      (56,831)
 C Class .................................       (26,109)        (2,899)       (15,117)       (15,471)         (1,938)       (4,128)
Net realized gain from security
 transactions:
 A Class .................................    (2,963,350)      (657,491)          --       (3,755,304)       (232,860)         --
 B Class .................................      (138,398)       (28,164)          --         (106,237)         (7,992)         --
 C Class .................................        (4,957)        (1,087)          --             --              --            --
                                           -------------  -------------  -------------  -------------   ------------- -------------
                                             (23,775,302)    (2,872,062)      (645,299)   (48,350,978)     (4,896,675)   (1,176,233)
                                           -------------  -------------  -------------  -------------   ------------- -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 A Class .................................    21,100,552      2,394,496      4,406,061     60,298,210       6,816,802     6,815,079
 B Class .................................     6,890,039        712,272        166,873     16,225,670       1,756,769       654,347
 C Class .................................       629,683         18,504      1,572,718        827,557         120,767       192,011
Net asset value of shares issued upon
 reinvestment of dividends from net
 investment income and distributions
 of net realized gain from security
 transactions:
 A Class .................................    12,905,832      1,495,777        394,348     26,761,558       2,436,870       750,572
 B Class .................................       546,075         56,071         21,994        774,002          72,362        36,339
 C Class .................................        23,074          3,919         15,073         10,267           1,932         3,898
                                           -------------  -------------  -------------  -------------   ------------- -------------
                                              42,095,255      4,681,039      6,577,067    145,108,750      12,490,969     8,452,246
                                           -------------  -------------  -------------  -------------   ------------- -------------
Cost of shares repurchased:
 A Class .................................   (92,492,733)    (7,962,579)    (4,172,271)  (112,501,070)    (13,455,627)   (5,274,033)
 B Class .................................    (2,977,695)      (700,746)      (181,764)    (3,753,680)       (832,530)     (133,797)
 C Class .................................      (257,910)           (11)        (7,600)        (7,217)            (99)          (99)
                                           -------------  -------------  -------------  -------------   ------------- -------------
                                             (95,728,338)    (8,663,336)    (4,361,635)  (116,261,967)   (14,288,256)    (5,407,929)
Increase (decrease) in net assets derived
 from capital share transactions .........   (53,633,083)    (3,982,297)     2,215,432    (11,364,703)     (3,082,754)    3,044,317
                                           -------------  -------------  -------------  -------------   ------------- -------------
INCREASE (DECREASE) IN NET ASSETS ........   (47,548,777)    (2,982,960)     2,586,223    (44,817,867)     (4,559,313)    2,859,232
                                           -------------  -------------  -------------  -------------   ------------- -------------

NET ASSETS:
Beginning of period ......................   731,431,486     84,644,418     24,300,001    776,249,353      89,203,731    21,440,769
                                           -------------  -------------  -------------  -------------   ------------- -------------
End of period ............................ $ 683,882,709  $  81,661,458  $  26,886,224  $ 731,431,486   $  84,644,418 $  24,300,001
                                           =============  =============  =============  =============   ============= =============

                             See accompanying notes

                             1997 semi-annual report                         19

Delaware Group Tax-Free Fund, Inc.
Notes to Financial Statements
February 28, 1997
(Unaudited)
--------------------------------------------------------------------------------
Delaware Group Tax-Free Fund, Inc. (the "Company") is registered as a non-diversified open-end investment company under the Investment Company Act of 1940, as amended. The Company is organized as a Maryland Corporation and offers three portfolios, the Tax-Free USA Fund, the Tax-Free Insured Fund and the Tax-Free USA Intermediate Fund. Each portfolio offers three classes of shares.

The investment objective of the Tax-Free USA Fund and the Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds and is consistent with prudent investment management and preservation of capital.

The investment objective of the Tax-Free Insured Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal bonds which are protected by insurance guaranteeing the payment of principal and interest when due and is consistent with prudent investment management and preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds:

Security Valuation - Long-term debt securities are valued by an independent pricing service and are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value.

Federal Income Taxes - The Funds intend to continue to qualify as regulated investment companies and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes are required in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Expenses directly attributable to a class are charged to that class. Other common expenses are prorated between all classes of the Fund.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized and unrealized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Original issue discounts are accreted and premiums are amortized to interest income over the lives of the respective securities. The Funds declare dividends daily from net investment income and pay such dividends monthly.

2. Investment Management and Distribution Agreements In accordance with the terms of the Investment Management Agreements, the Funds pay Delaware Management Company, Inc. (DMC), the Investment Manager of the Funds, an annual fee which is calculated daily at the following rates less fees paid to the independent directors; 0.60% of the first $500 million of average daily net assets, 0.575% of the next $250 million and 0.55% of the average daily net assets over $750 million for the Tax-Free USA Fund, 0.60% of the average daily net assets of the Tax-Free Insured Fund and 0.50% of the average daily net assets of the Tax-Free

USA Intermediate Fund. DMC has elected voluntarily to waive its fee and absorb those expenses of the Tax-Free USA Intermediate Fund to the extent that the Fund's annual operating expenses exceed 0.10% of average daily net assets exclusive of 12b-1 expenses through December 31, 1996 and 0.35% as of January 1, 1997. Total expenses absorbed or waived by DMC for the six months ended February 28, 1997, were $77,318. At February 28, 1997, the Funds had a liability for Investment Management fees and other expenses payable to DMC of $29,930, $21,671 and $4,762 for the Tax-Free USA Fund, the Tax-Free Insured Fund and the Tax-Free USA Intermediate Fund, respectively.

Pursuant to the Distribution Agreement, the Funds pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of A Class for the Tax-Free USA Fund and the Tax-Free Insured Fund and 0.15% of the average daily net assets of Tax-Free USA Intermediate Fund A Class and 1.00% of the average daily net assets of B Class and C Class for all three portfolios. At February 28, 1997, the Funds had a liability for distribution fees and other expenses payable to DDLP of $62,694 for the Tax-Free USA Intermediate Fund. For the six months ended February 28, 1997, the Funds paid DDLP $61,334, $5,644 and $2,090 for commissions earned on sales of Tax-Free USA Fund A Class, Tax-Free Insured Fund A Class and Tax-Free USA Intermediate Fund A Class, respectively.

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent of the Funds. Effective August 19, 1996, the Funds also engaged DSC to provide accounting services for the Funds. Previously, Fund personnel provided this service and the related costs were recorded in salaries and other expense categories in the statement of operations. For the six months ended February 28, 1997, the Tax-Free USA Fund, the Tax-Free USA Insured Fund and the Tax-Free USA Intermediate Fund expensed six months ended February 28, 1997 $258,935, $37,778 and $9,757 for dividend disbursing and transfer agent services, $130,158, $13,843 and $4,507 for accounting services and had liabilities for such fees and other expenses payable to DSC, of $14,029, $4,385 and $29,317, respectively.

Certain officers of DMC are officers, directors and/or employees of the Funds. These officers, directors, and employees are paid no compensation by the Funds.

3.  Investments
During the six months ended February 28, 1997, the Funds had purchases and sales of investment securities other than temporary cash investments as follows:

                        Tax-Free        Tax-Free        Tax-Free USA
                        USA Fund      Insured Fund    Intermediate Fund
                        --------      ------------    -----------------
Purchases ..........  $156,949,056    $  7,721,270       $  6,361,413
Sales ..............  $214,306,098    $ 12,654,028       $  3,829,907

At February 28, 1997, unrealized appreciation for federal income tax purposes was as follows:

                              Tax-Free      Tax-Free         Tax-Free USA
                              USA Fund    Insured Fund    Intermediate Fund
                              --------    ------------    -----------------
Unrealized appreciation ...  49,929,622     5,231,740         869,445
Unrealized depreciation ... (27,066,846)   (1,650,000)         (2,500)
                            -----------   -----------       ---------
Aggregate unrealized
 appreciation .............  22,862,776     3,581,740         866,945

For federal income tax purposes, the Tax-Free USA Intermediate Fund had accumulated capital losses at August 31, 1996, of $1,022,853 which may be carried forward and applied against future capital gains. The capital loss carryforward expires as follows: 2002-$399,199 and 2003-$623,654.

20                           1997 semi-annual report

--------------------------------------------------------------------------------
4. Capital Stock
Transactions in capital stock shares were as follows:

                                                  Tax-Free USA Fund
                                             --------------------------
                                               Six Months        Year
                                                 Ended           Ended
                                                2/28/97         8/31/96
                                              (Unaudited)
                                             --------------------------
Shares sold:
 A Class ..................................     1,809,293      8,764,777
 B Class ..................................       590,202      1,293,697
 C Class ..................................        53,839           --

Shares issued upon reinvestment of
 dividends from net investment income
 and distributions of net realized gain
 from security transactions:
 A Class ..................................     1,103,535      2,163,314
 B Class ..................................        46,691         23,267
 C Class ..................................         1,974           --
                                              -----------    -----------
                                                3,605,534     12,245,055
Share repurchased:
 A Class ..................................    (7,932,067)   (10,009,753)
 B Class ..................................      (255,648)      (170,688)
 C Class ..................................       (22,152)          --
                                              -----------    -----------
                                               (8,209,867)   (10,180,441)
                                              -----------    -----------
Net increase (decrease)  ..................    (4,604,333)     2,064,614
                                              ===========    ===========

                                                Tax-Free Insured Fund
                                             --------------------------
                                               Six Months       Year
                                                  Ended        Ended
                                                 2/28/97       8/31/96
                                               (Unaudited)
                                             --------------------------
Shares sold:
A Class ...................................      217,880       741,299
B Class ...................................       64,786       164,244
C Class ...................................        1,681          --

Shares issued upon reinvestment of
 dividends from net investment income
 and distributions of net realized
 gain from security transactions:
 A Class ..................................      135,734       242,387
 B Class ..................................        5,087         3,885
 C Class ..................................          356          --
                                                --------    ----------
                                                 425,524     1,151,815
Share repurchased:
 A Class ..................................     (723,931)   (1,410,700)
 B Class ..................................      (63,605)      (21,543)
 C Class ..................................           (1)         --
                                                --------    ----------
                                                (787,537)   (1,432,243)
                                                --------    ----------
Net decrease ..............................     (362,013)     (280,428)
                                                ========      ========

Transactions in capital stock shares were as follows:

                                                  Tax-Free USA Intermediate Fund
                                                  ------------------------------
                                                     Six Months       Year
                                                        Ended        Ended
                                                       2/28/97      8/31/96
                                                     (Unaudited)
                                                  ------------------------------
Shares sold:
 A Class ........................................     422,172       656,206
 B Class ........................................      16,026        62,607
 C Class ........................................     150,448        18,361

Shares issued upon reinvestment of
 dividends from net investment income:
 A Class ........................................      37,769        72,116
 B Class ........................................       2,107         3,495
 C Class ........................................       1,442           377
                                                     --------      --------
                                                      629,964       813,162
Share repurchased:
 A Class ........................................    (399,009)     (506,192)
 B Class ........................................     (17,432)      (12,876)
 C Class ........................................        (725)          (10)
                                                     --------      --------
                                                     (417,166)     (519,078)
                                                     --------      --------
Net increase ....................................     212,798       294,084
                                                     ========      ========

5.  Lines of Credit
The Funds have committed lines of credit of $15,000,000 for the Tax-Free USA Fund, $2,000,000 for the Tax-Free Insured Fund and $1,000,000 for the Tax-Free USA Intermediate Fund. No amount was outstanding at February 28, 1997, or at any time during the fiscal year.

6.  Concentration of Credit Risk
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

                             1997 semi-annual report                          21

7.  Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                            Tax-Free USA Fund A Class
                                           -------------------------------------------------------------------------

                                           Six Months(1)
                                              Ended                           Year Ended August 31,
                                             2/28/97       1996          1995        1994         1993        1992
                                           (Unaudited)
Net asset value, beginning of period .....   $11.550      $12.070      $12.040      $12.640       $12.130      $11.560

Income from investment operations:
 Net investment Income....................     0.338        0.696        0.746        0.751         0.751        0.765
 Net realized and unrealized gain (loss)
  from security transactions..............     0.140       (0.460)       0.030       (0.566)        0.610        0.570
                                             -------      -------      --------     -------       -------      --------
 Total from investment operations ........     0.478        0.236        0.776        0.185         1.361        1.335
                                             -------      -------      --------     -------       -------      --------

Less distributions:
Dividends from net investment income......    (0.338)      (0.696)      (0.746)      (0.751)       (0.751)      (0.765)
 Distributions from net realized gain
  on security transactions................    (0.050)      (0.060)        none       (0.034)       (0.100)        none
                                             -------      -------      --------     -------       -------      --------

 Total distributions......................    (0.388)      (0.756)      (0.746)      (0.785)       (0.851)      (0.765)
                                             -------      -------      --------     -------       -------      --------
Net asset value, end of period............   $11.640      $11.550      $12.070      $12.040       $12.640      $12.130
                                             =======      =======      =======      =======       =======      =======

Total return(2)...........................      4.17%        1.91%        6.74%        1.49%       11.66%       11.91%

Ratios/supplemental data:
 Net assets, end of period (000 omitted)..  $648,220     $700,853     $758,470     $745,796     $762,574     $702,988
 Ratio of expenses to average net assets..      0.95%        0.94%        0.92%        0.89%        0.89%        0.80%
 Ratio of net investment income to average
  net assets .............................      5.85%        5.82%        6.29%        6.07%        6.10%        6.47%
 Portfolio turnover.......................        45%          42%          27%          10%          12%          21%

----------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Does not reflect the maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchases for the Tax-Free USA Fund A Class.

22                           1997 semi-annual report

7.  Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                     Tax-Free USA Fund B Class             Tax-Free USA Fund C Class
                                        --------------------------------------------------------------------------------
                                             Six                                Period                   Period
                                           Months(1)                           5/2/94(2)    Six Months  11/29/95(2)
                                            Ended      Year Ended August 31,      to           Ended        to
                                           2/28/97      1996         1995       8/31/94       2/28/97     2/29/96
                                         (Unaudited)                                        (Unaudited)
Net asset value, beginning of period ....   $11.550      $12.070    $12.040      $12.080      $11.550     $12.230

Income from investment operations:
 Net investment income..................      0.292        0.600      0.649        0.214        0.292       0.450
 Net realized and unrealized gain (loss)
  from security transactions............      0.140       (0.460)     0.030       (0.040)       0.140      (0.620)
                                            -------      -------    -------      -------      -------     -------
 Total from investment operations ......      0.432        0.140      0.679        0.174        0.432      (0.170)
                                            -------      -------    -------      -------      -------     -------

Less distributions:
 Dividends from net investment income...     (0.292)      (0.600)    (0.649)      (0.214)      (0.292)     (0.450)
 Distributions from net realized gain
  on security transactions..............     (0.050)      (0.060)      none         none       (0.050)     (0.060)
                                            -------      -------    -------      -------      -------     -------

 Total distributions....................     (0.342)      (0.660)    (0.649)      (0.214)      (0.342)     (0.510)
                                            -------      -------    -------      -------      -------     -------
Net asset value, end of period..........    $11.640      $11.550    $12.070      $12.040      $11.640     $11.550
                                            =======      =======    =======      =======      =======     =======

Total return(3).........................       3.76%        1.11%      5.88%        1.45%        3.76%      (1.44%)

Ratios/supplemental data:
 Net assets, end of period (000 omitted)    $34,459      $29,773    $17,779       $3,937       $1,204        $805
 Ratio of expenses to average net assets       1.75%        1.74%      1.74%        1.74%        1.75%       1.74%
 Ratio of net investment income to average
   net assets                                  5.05%        5.03%      5.47%        5.22%        5.05%       5.03%
 Portfolio turnover.....................         45%          42%        27%          10%          45%         42%

----------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Date of initial public offering; ratios have been annualized and total return has not been annualized.
3 Does not reflect the contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Tax-Free USA Fund B Class and 1% for the Tax-Free USA Fund C Class depending upon the holding period.

                             1997 semi-annual report                         23

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                   Tax-Free Insured Fund A Class
                                            --------------------------------------------------------------------------------
                                               Six Months(1)
                                                  Ended                           Year Ended August 31,
                                                 2/28/97       1996          1995        1994         1993        1992
                                               (Unaudited)
Net asset value, beginning of period ..........  $10.860      $11.050      $11.020     $11.680      $11.310       $10.900

Income from investment operations:
 Net investment income.........................    0.289        0.588        0.639       0.622        0.638         0.674
 Net realized and unrealized gain (loss) from
  security transactions........................    0.211       (0.160)       0.030      (0.560)       0.400         0.410
                                                 -------      -------      -------     -------      -------       -------
 Total from investment operations..............    0.500        0.428        0.669       0.062        1.038         1.084
                                                 -------      -------      -------     -------      -------       -------

Less distributions:
 Dividends from net investment income .........   (0.289)      (0.588)      (0.639)     (0.622)      (0.638)       (0.674)
 Distributions from net realized
  gain on security transactions................   (0.091)      (0.030)        none      (0.100)      (0.030)         none
                                                 -------      -------      -------     -------      -------       -------

 Total distributions...........................   (0.380)      (0.618)      (0.639)     (0.722)      (0.668)       (0.674)
                                                 -------      -------      -------     -------      -------       -------
Net asset value, end of period.................  $10.980      $10.860      $11.050     $11.020      $11.680       $11.310
                                                 =======       =======      =======    =======      =======       =======

Total return(2)................................     4.64%        3.88%        6.33%       0.54%        9.48%        10.23%

Ratios/supplemental data:
 Net assets, end of period (000 omitted) ......  $78,034      $81,149      $86,756     $91,235      $96,118       $85,660
 Ratio of expenses to average net assets ......     1.03%        0.98%        0.98%       0.98%        0.98%         0.86%
 Ratio of net investment income to average ....
  net assets ..................................     5.29%        5.29%        5.89%       5.48%        5.58%         6.06%
 Portfolio turnover............................       19%          45%          68%         56%           8%           29%

---------------------
1 Ratios have been annualized and total return has not been annualized.
2 Does not reflect the maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase for the Tax-Free Insured Fund A Class.

24                           1997 semi-annual report

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                                  Tax-Free Insured
                                                    Tax-Free Insured Fund B Class                   Fund C Class
                                             --------------------------------------------------------------------------------
                                              Six                                  Period                    Period
                                            Months(1)                            5/2/94(2)    Six Months   11/29/95(2)
                                              Ended     Year Ended August 31,       to           Ended         to
                                             2/28/97      1996         1995       8/31/94       2/28/97      8/31/96
                                           (Unaudited)                                        (Unaudited)

Net asset value, beginning of period ......   $10.860     $11.050        $11.020    $10.990      $10.860     $11.260

Income from investment operations:
Net investment income......................     0.245       0.499          0.550      0.179        0.245       0.375
Net realized and unrealized gain (loss)
from security transactions. . . . . .......     0.211      (0.160)         0.030      0.030        0.211      (0.370)
Total from investment operations ..........     0.456       0.339          0.580      0.209        0.456       0.005

Less distributions:
Dividends from net investment income ......    (0.245)     (0.499)        (0.550)    (0.179)      (0.245)     (0.375)
Distributions from net realized
 gain on security transactions. ...........    (0.091)     (0.030)          none       none       (0.091)     (0.030)

Total distributions........................    (0.336)     (0.529)        (0.550)    (0.179)      (0.336)     (0.405)
Net asset value, end of period. ...........   $10.980     $10.860        $11.050    $11.020      $10.980     $10.860

Total return(3)............................      4.22%       3.05%          5.47%      1.91%        4.22%       0.01%

Ratios/supplemental data:
Net assets, end of period (000 omitted) ...    $3,483      $3,375         $2,448       $826         $144        $120
Ratio of expenses to average net assets ...      1.83%       1.78%         1.80%       1.83%        1.83%       1.78%
Ratio of net investment income to average
 net assets ...............................      4.49%       4.48%          5.07%      4.63%        4.49%      4.48%
Portfolio turnover.........................        19%         45%            68%        56%          19%        45%

----------
1 Ratios have been annualized and total return has not been annualized.
2 Date of initial public offering; ratios have been annualized and total return has not been annualized.
3 Does not reflect the contingent deferred sales charge which Class and 1% for the Tax-Free Insured Fund C Class depending upon the holding period.

                             1997 semi-annual report                         25

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Tax-Free USA Intermediate Fund A Class
                                                     ----------------------------------------------------------------
                                                      Six Months(1)                                        1/7/93(2)
                                                        Ended                   Year Ended                    to
                                                       2/28/97        1996         1995         1994          1993
                                                     (Unaudited)
Net asset value, beginning of period.................  $10.320       $10.410     $10.320      $10.630        $10.000
Income from investment operations:
Net investment income................................    0.265         0.550       0.550        0.530          0.330
Net realized and unrealized gain
 from security transactions...........................   0.150        (0.090)      0.090       (0.310)         0.630
                                                       -------       -------     -------      -------        -------
Total from investment operations.....................    0.415         0.460       0.640        0.220          0.960

Less distributions:
Dividends from net investment income..................  (0.265)       (0.550)     (0.550)      (0.530)        (0.330)
Distributions from net realized
 gain on security transactions........................    none          none        none         none           none
                                                       -------       -------     -------      -------        -------
Total distributions...................................  (0.265)       (0.550)     (0.550)      (0.530)        (0.330)
                                                       -------       -------     -------      -------        -------
Net asset value, end of period........................ $10.470       $10.320     $10.410      $10.320        $10.630
                                                       =======       =======     =======      =======        =======

Total return(3).......................................    4.06%        4.52%        6.43%        2.09%          9.75%


Ratios/supplemental data:
Net assets, end of period (000 omitted)............... $23,588      $22,617      $20,492      $28,193        $14,684
Ratio of expenses to average net assets...............    0.34%(4)     0.25%(4)     0.25%(4)    0.25%(4)        0.25%(4)
Ratio of net investment income to average net assets..    5.12%(5)     5.29%(5)     5.37%(5)    5.00%(5)        4.84%(5)
Portfolio turnover....................................      15%          15%          63%         81%             53%

1 Ratios have been annualized and total return has not been annualized.
2 Date of initial public offering; ratios have been annualized and total return has not been annualized.
3 Does not reflect the maximum front-end sales charge of 3.00% nor the 1.00% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase for the Tax-Free USA Intermediate Fund A Class.
4 Ratio of expenses to average net assets prior to expense limitation was 0.94% for the six months ended February 28, 1997, 0.95% for the year ended 1996, 1.07% for 1995, 1.19% for 1994 and 1.94% for the period ended August
  31, 1993.
5 Ratio of net investment income to average net assets prior to expense limitation was 4.52% for the six months ended February 28, 1997, 4.59% for the year ended August 31, 1996, 4.55% for 1995, 4.06% for 1994 and 3.15% for 1993.

26                           1997 semi-annual report

--------------------------------------------------------------------------------
7. Financial Highlights (Continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                                  Tax-Free Intermediate
                                                   Tax-Free Intermediate Fund B Class                  Fund C Class
                                          --------------------------------------------------------------------------------
                                                                                      Period                     Period
                                              Six Months(1)                          5/2/94(2)   Six Months(1) 11/29/95(2)
                                                 Ended           Year Ended             to          Ended         to
                                                2/28/97   8/31/96        8/31/95     8/31/94       2/28/97      8/31/96
                                              (Unaudited)                                        (Unaudited)
Net asset value, beginning of period .......   $10.320     $10.410        $10.320     $10.230      $10.320      $10.480
Income from investment operations:
Net investment income.......................     0.221       0.460          0.460       0.150        0.221        0.350
Net realized and unrealized gain (loss)
from security transactions..................     0.150      (0.090)         0.090       0.090        0.150       (0.160)
Total from investment operations............     0.371       0.370          0.550       0.240        0.371        0.190

Less distributions:
Dividends from net investment income .......    (0.221)     (0.460)        (0.460)    (0.150)       (0.221)     (0.350)
Distributions from net realized
gain on security transactions...............      none        none           none       none          none        none
Total distributions.........................    (0.221)     (0.460)        (0.460)    (0.150)       (0.221)     (0.350)
Net asset value, end of period..............   $10.470     $10.320        $10.410    $10.320       $10.470     $10.320

Total return(3).............................      3.62%       3.63%        5.53%        2.31%         3.62%      1.84%

Ratios/supplemental data:
Net assets, end of period (000 omitted) ....    $1,519      $1,490        $949          $597        $1,779       $193
Ratio of expenses to average net assets ....      1.19%(4)    1.10%(4)      1.10%(4)    1.10%(4)      1.19%(6)   1.10%(6)
Ratio of net investment income to average
  net assets ...............................      5.97%(5)    4.44%(5)      4.52%(5)    4.15%(5)      5.97%(7)   4.44%(7)
Portfolio turnover..........................        15%         15%         63%           81%           15%       15%

----------
1 Ratios have been annualized and total return has not been annualized.
2 Date of initial public offering; ratios have been annualized and total return has not been annualized.
3 Does not reflect the contingent deferred sales charge that varies from 1%-2% for the Tax-Free USA Intermediate Fund B Class and 1% for the Tax-Free USA Intermediate Fund C Class depending upon the holding period.
4 Ratio of expenses to average net assets prior to expense limitation was 1.79% for the six month ended February 28, 1997, 1.80% for the year ended
  August 1, 1996, 1.92% for 1995 and 2.04% for the period ended August 31,
  1994.
5 Ratio of net investment income to average net assets prior to expense limitation 5.37% for the six months ended February 28, 1997, 3.74% for the year ended August 31, 1996, 3.70% for 1995 and 3.21% for the period ended August 31, 1994.
6 Ratio of expenses to average net assets prior to expense limitation was 1.79% for the six months ended February 28, 1997, and 1.80% for the period ended August 31, 1996
7 Ratio of net investment income to average net assets prior to expense limitation was 5.37% for the six months ended February 28, 1997, and 3.74% for the period ended August 31, 1996.

                             1997 semi-annual report                         27

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF U.S GOVERNMENT FUND SHAREHOLDERS, BUT IT MAY BE USED WITH PROSPECTIVE INVESTORS WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR U.S GOVERNMENT FUND, WHICH SETS FORTH DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. SUMMARY INVESTMENT RESULTS ARE DOCUMENTED IN THE FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION. THE FIGURES IN THIS REPORT REPRESENT PAST RESULTS WHICH ARE NOT A GUARANTEE OF FUTURE RESULTS. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682

FOR SHAREHOLDERS
1.800.523.1918

FOR SECURITIES DEALERS
1.800.362.7500

FOR FINANCIAL INSTITUTIONS
REPRESENTATIVES
1.800.659.2265

(GRAPHIC)

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan: however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of principal. Shares of the Fund are not bank or credit union deposits.

DELAWARE
GROUP
=====================
Philadelphia o London

Copy Rights Delaware Distributors, L.P.

Printed in the USA on
recycled paper

SA-USA [3/97] PP4/97
L-152